Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	AMERICAN MUTUAL FUND
Entity Central Index Key	0000005506
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 15, 2023
Document Effective Date	Jan. 01, 2024
Prospectus Date	Jan. 01, 2024
American Mutual Fund® | Class A
Prospectus:
Trading Symbol	AMRMX
American Mutual Fund® | Class R-1
Prospectus:
Trading Symbol	RMFAX
American Mutual Fund® | Class R-2
Prospectus:
Trading Symbol	RMFBX
American Mutual Fund® | Class R-3
Prospectus:
Trading Symbol	RMFCX
American Mutual Fund® | Class R-4
Prospectus:
Trading Symbol	RMFEX
American Mutual Fund® | Class R-5
Prospectus:
Trading Symbol	RMFFX
American Mutual Fund® | Class C
Prospectus:
Trading Symbol	AMFCX
American Mutual Fund® | Class F-1
Prospectus:
Trading Symbol	AMFFX
American Mutual Fund® | Class 529-A
Prospectus:
Trading Symbol	CMLAX
American Mutual Fund® | Class 529-C
Prospectus:
Trading Symbol	CMLCX
American Mutual Fund® | Class 529-E
Prospectus:
Trading Symbol	CMLEX
American Mutual Fund® | Class 529-F-1
Prospectus:
Trading Symbol	CMLFX
American Mutual Fund® | Class F-2
Prospectus:
Trading Symbol	AMRFX
American Mutual Fund® | Class R-6
Prospectus:
Trading Symbol	RMFGX
American Mutual Fund® | Class R-2E
Prospectus:
Trading Symbol	RMEBX
American Mutual Fund® | Class R-5E
Prospectus:
Trading Symbol	RMFHX
American Mutual Fund® | Class F-3
Prospectus:
Trading Symbol	AFMFX
American Mutual Fund® | Class 529-T
Prospectus:
Trading Symbol	TAFMX
American Mutual Fund® | Class T
Prospectus:
Trading Symbol	TAMFX
American Mutual Fund® | Class 529-F-2
Prospectus:
Trading Symbol	FFMMX
American Mutual Fund® | Class 529-F-3
Prospectus:
Trading Symbol	FFFMX